Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 44,423	$ 50,451	$ 38,172
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.50%
Expected return on plan assets	7.00%	7.25%
Weighted-average rate of compensation increase	3.25%	3.25%
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 22,833	$ 25,123	21,360
Interest cost	46,027	44,229	43,440
Expected return on plan assets	(56,558)	(57,808)	(53,342)
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	25,266	32,743	22,873
Net periodic benefit cost	$ 37,568	$ 44,287	$ 34,331
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.25%	5.00%
Expected return on plan assets	7.25%	7.75%	7.75%
Weighted-average rate of compensation increase	3.25%	2.75%	3.25%
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 331	$ 320	$ 292
Interest cost	1,859	1,695	1,745
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	1,383	1,293	783
Net periodic benefit cost	$ 3,573	$ 3,308	$ 2,820
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.25%	5.00%
Weighted-average rate of compensation increase	3.25%	2.75%	3.25%
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,499	$ 1,641	$ 1,101
Interest cost	3,180	2,999	2,829
Expected return on plan assets	(3,149)	(3,464)	(3,264)
Amortization of prior service cost	1,335	1,335	355
Amortization of net actuarial loss	417	345	0
Net periodic benefit cost	$ 3,282	$ 2,856	$ 1,021
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.25%	5.00%
Expected return on plan assets	7.25%	7.75%	7.75%